May 6, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Gabelli Gold Fund, Inc. (the "Fund")
                  FILE NOS. 33-79180 AND 811-08518

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus and Class A Shares, Class B Shares and Class C Shares Prospectus for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003 (Accession #0000935069-03-000553).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0520.


                                         /s/ Rebecca D. Gilding
                                         Rebecca D. Gilding
                                         Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. Schloendorn - Willkie Farr & Gallagher
         D. Whitaker
         L. Dowd